UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Credit Fund

Investor Class (RPIDX)

This semi-annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Investor Class	$32	0.63%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$976,922
Number of Portfolio Holdings	279

Portfolio Turnover Rate	104.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.2%
AA Rated	0.3
A Rated	3.2
BBB Rated	13.4
BB Rated and Below	56.2
Default	0.2
Not Rated	14.9
U.S. Treasury Securities	7.0
Reserves	4.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	6.9%
Republic of Ivory Coast	2.9
Cloud Software Group	2.8
Jane Street Group	2.2
Asurion	2.0
Vmed O2 U.K. Financing I	1.8
CyrusOne Data Centers Issuer I	1.7
Neptune Bidco U.S.	1.7
Republic of South Africa	1.6
Navient	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1175-053 8/24

Dynamic Credit Fund

Investor Class (RPIDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Credit Fund

I Class (RPELX)

This semi-annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - I Class	$28	0.56%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$976,922
Number of Portfolio Holdings	279

Portfolio Turnover Rate	104.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.2%
AA Rated	0.3
A Rated	3.2
BBB Rated	13.4
BB Rated and Below	56.2
Default	0.2
Not Rated	14.9
U.S. Treasury Securities	7.0
Reserves	4.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	6.9%
Republic of Ivory Coast	2.9
Cloud Software Group	2.8
Jane Street Group	2.2
Asurion	2.0
Vmed O2 U.K. Financing I	1.8
CyrusOne Data Centers Issuer I	1.7
Neptune Bidco U.S.	1.7
Republic of South Africa	1.6
Navient	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1176-053 8/24

Dynamic Credit Fund

I Class (RPELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Dynamic Credit Fund

Z Class (TRCDX)

This semi-annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$976,922
Number of Portfolio Holdings	279

Portfolio Turnover Rate	104.3%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.2%
AA Rated	0.3
A Rated	3.2
BBB Rated	13.4
BB Rated and Below	56.2
Default	0.2
Not Rated	14.9
U.S. Treasury Securities	7.0
Reserves	4.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	6.9%
Republic of Ivory Coast	2.9
Cloud Software Group	2.8
Jane Street Group	2.2
Asurion	2.0
Vmed O2 U.K. Financing I	1.8
CyrusOne Data Centers Issuer I	1.7
Neptune Bidco U.S.	1.7
Republic of South Africa	1.6
Navient	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1549-053 8/24

Dynamic Credit Fund

Z Class (TRCDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund
RPELX Dynamic Credit Fund–
.
I Class
TRCDX Dynamic Credit Fund–
.
Z Class

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8.84 $ 9.02 $ 9.83 $ 9.75 $ 10.20 $ 10.00
Investment
activities
Net investment
income
(2)(3)
0.33 0.55 0.41 0.37 0.48 0.44
Net realized and
unrealized gain/
loss (0.05) (0.21) (0.42) 0.24 (0.23) 0.21
Total from
investment
activities 0.28 0.34 (0.01) 0.61 0.25 0.65
Distributions
Net investment
income (0.30) (0.52) (0.35) (0.34) (0.38) (0.41)
Net realized gain — — (0.45) (0.19) (0.32) (0.04)
Total distributions (0.30) (0.52) (0.80) (0.53) (0.70) (0.45)
NET ASSET
VALUE
End of period $ 8.82 $ 8.84 $ 9.02 $ 9.83 $ 9.75 $ 10.20

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(3)(4)
3.20% 3.89% 0.02% 6.21% 2.67% 6.64%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.84%
(5)
1.31% 1.53% 1.30% 1.38% 1.56%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.63%
(5)
0.64% 0.63% 0.65% 0.64% 0.64%
(5)
Net investment
income 7.50%
(5)
6.14% 4.40% 3.61% 4.97% 4.44%
(5)
Portfolio turnover
rate 104.3% 146.5% 217.6% 252.1% 301.7% 311.5%
Net assets, end
of period (in
thousands) $19,267 $18,157 $29,716 $38,760 $26,423 $27,976
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 8.83 $ 9.01 $ 9.83 $ 9.74 $ 10.21 $ 10.00
Investment
activities
Net investment
income
(2)(3)
0.33 0.57 0.42 0.36 0.48 0.44
Net realized and
unrealized gain/
loss (0.05) (0.22) (0.43) 0.26 (0.25) 0.22
Total from
investment
activities 0.28 0.35 (0.01) 0.62 0.23 0.66
Distributions
Net investment
income (0.30) (0.53) (0.36) (0.34) (0.38) (0.41)
Net realized gain — — (0.45) (0.19) (0.32) (0.04)
Total distributions (0.30) (0.53) (0.81) (0.53) (0.70) (0.45)
NET ASSET
VALUE
End of period $ 8.81 $ 8.83 $ 9.01 $ 9.83 $ 9.74 $ 10.21

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
1/10/19
(1)
Through
12/31/19 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(3)(4)
3.23% 3.97% (0.01)% 6.36% 2.50% 6.77%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.57%
(5)
0.94% 1.48% 1.06% 1.30% 1.62%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.56%
(5)
0.56% 0.56% 0.60% 0.61% 0.61%
(5)
Net investment
income 7.60%
(5)
6.43% 4.48% 3.51% 5.01% 4.48%
(5)
Portfolio turnover
rate 104.3% 146.5% 217.6% 252.1% 301.7% 311.5%
Net assets, end
of period (in
thousands) $31,352 $29,384 $5,646 $1,943 $24,169 $5,841
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
9/13/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 8.83 $ 8.82
Investment activities
Net investment income
(2)(3)
0.36 0.19
Net realized and unrealized gain/loss (0.05) 0.01
(4)
Total from investment activities 0.31 0.20
Distributions
Net investment income (0.33) (0.19)
NET ASSET VALUE
End of period $ 8.81 $ 8.83
Ratios/Supplemental Data
Total return
(3)(5)
3.51% 2.22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.55%
(6)
0.55%
(6)
Net expenses after waivers/payments by Price Associates 0.00%
(6)
0.00%
(6)
Net investment income 8.15%
(6)
7.19%
(6)
Portfolio turnover rate 104.3% 146.5%
Net assets, end of period (in millions) $926 $861
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Dynamic Credit Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 1.3%
Government Bonds 1.3%
Republic of Angola, 8.75%, 4/14/32 (USD)  14,725,000 13,068
Total Angola (Cost $12,930) 13,068
BRAZIL 2.6%
Corporate Bonds 2.6%
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 14,415,000 13,601
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (2) 5,910,000 6,007
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (2) 5,490,000 5,588
Total Brazil (Cost $24,335) 25,196
CANADA 0.5%
Asset-Backed Securities 0.0%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (2) 250,000 170
170
Corporate Bonds 0.5%
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (2)
(3) 4,900,000 4,738
4,738
Total Canada (Cost $4,933) 4,908
CHILE 0.6%
Corporate Bonds 0.6%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(2)(4) 6,040,000 6,052
Total Chile (Cost $6,040) 6,052
CHINA 1.3%
Convertible Bonds 1.3%
H World Group, 3.00%, 5/1/26 (USD)  12,190,000 12,964
12,964

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 985,000 36
36
Total China (Cost $14,196) 13,000
COLOMBIA 1.7%
Corporate Bonds 1.7%
Aris Mining, 6.875%, 8/9/26 (USD) (2) 380,000 357
Bancolombia , VR, 8.625%, 12/24/34 (USD) (4) 7,410,000 7,573
Ecopetrol , 8.375%, 1/19/36 (USD)  8,370,000 8,227
16,157
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22 -
12/22/23, Cost $0 (USD) (6)(7) † 1
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $15 (USD) (6)(7) † 21
Bona Fide Investments Holdings III, Acquisition date: 6/14/24,
Cost $10 (USD) (6)(7) † 10
32
Total Colombia (Cost $16,137) 16,189
DENMARK 0.8%
Common Stocks 0.8%
Novo Nordisk, ADR (USD)  52,031 7,427
Total Denmark (Cost $7,023) 7,427
EGYPT 1.5%
Government Bonds 1.5%
Arab Republic of Egypt, Treasury Bills, Series 364D, 25.802%,
9/24/24  228,500,000 4,505
Arab Republic of Egypt, Treasury Bills, Series 364D, 26.918%,
12/24/24  261,575,000 4,859
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  264,125,000 5,232
Total Egypt (Cost $14,602) 14,596

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 0.3%
Government Bonds 0.3%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (2) 3,580,000 111
Republic of El Salvador, 9.25%, 4/17/30 (USD) (2) 3,580,000 3,190
Total El Salvador (Cost $3,266) 3,301
FRANCE 1.3%
Corporate Bonds 1.3%
Altice France Holding, 10.50%, 5/15/27 (USD) (2) 14,003,000 5,531
Societe Generale , VR, 10.00% (USD) (2)(4)(8) 6,880,000 7,138
Total France (Cost $15,703) 12,669
GHANA 1.5%
Corporate Bonds 1.5%
Kosmos Energy, 7.125%, 4/4/26 (USD)  14,745,000 14,596
Total Ghana (Cost $14,087) 14,596
ITALY 1.5%
Corporate Bonds 1.5%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.703%, 5/14/27  13,939,000 14,779
Total Italy (Cost $14,788) 14,779
IVORY COAST 2.9%
Government Bonds 2.9%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  295,000 286
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  16,224,000 14,424
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (2) 6,540,000 6,363
Republic of Ivory Coast, 8.25%, 1/30/37 (USD) (2) 7,360,000 7,144
Total Ivory Coast (Cost $27,471) 28,217

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.8%
Bank Loans 0.2% (9)
Travelport Finance, FRN, 3M TSFR + 8.26%, 10.078%, 9/29/28
(USD)  2,806,536 2,540
2,540
Corporate Bonds 0.6%
Altice Financing, 9.625%, 7/15/27 (USD) (2) 6,098,000 5,610
5,610
Total Luxembourg (Cost $8,739) 8,150
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 200,000 198
Axian Telecom, 7.375%, 2/16/27 (USD)  5,500,000 5,438
Total Mauritius (Cost $5,227) 5,636
MEXICO 4.3%
Corporate Bonds 4.2%
BBVA Bancomer , VR, 8.125%, 1/8/39 (USD) (2)(4) 13,695,000 13,878
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD) (1) 4,283,000 3,252
Metalsa , 3.75%, 5/4/31 (USD) (1)(2) 6,195,000 4,944
Petroleos Mexicanos , 6.70%, 2/16/32 (USD)  700,000 587
Petroleos Mexicanos , 10.00%, 2/7/33 (USD) (1) 7,304,000 7,335
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  10,920,000 10,502
40,498
Government Bonds 0.1%
United Mexican States, Series M, 7.75%, 11/13/42  21,390,000 943
943
Total Mexico (Cost $40,403) 41,441
MONTENEGRO 0.5%
Government Bonds 0.5%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (2) 5,210,000 5,235
Total Montenegro (Cost $5,210) 5,235

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 1.1%
Government Bonds 1.1%
Republic of Panama, 7.50%, 3/1/31 (USD)  3,960,000 4,149
Republic of Panama, 7.875%, 3/1/57 (USD)  1,690,000 1,764
Republic of Panama, 8.00%, 3/1/38 (USD)  4,760,000 5,024
Total Panama (Cost $10,339) 10,937
ROMANIA 0.6%
Corporate Bonds 0.6%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (4) 4,929,000 5,577
Total Romania (Cost $5,376) 5,577
SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 6.25%, 5/23/33 (USD)  10,745,000 9,037
Total Senegal (Cost $9,267) 9,037
SOUTH AFRICA 1.6%
Government Bonds 1.6%
Republic of South Africa, Series 2048, 8.75%, 2/28/48  371,600,000 15,258
Total South Africa (Cost $14,545) 15,258
SPAIN 0.0%
Corporate Bonds 0.0%
Cirsa Finance International, 4.50%, 3/15/27  157,000 165
Total Spain (Cost $154) 165
SRI LANKA 1.5%
Government Bonds 1.5%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (1)(5)(6) 4,974,000 2,950
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(5)(6) 6,525,000 3,877
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (5)(6) 610,000 362
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (5)(6) 11,866,000 7,066
Total Sri Lanka (Cost $13,945) 14,255

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (2)(10) 271,463 254
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (2) 130,000 104
Total Suriname (Cost $267) 358
TÜRKIYE 1.0%
Corporate Bonds 1.0%
Sisecam U.K., 8.25%, 5/2/29 (USD) (1)(2) 4,360,000 4,433
Sisecam U.K., 8.625%, 5/2/32 (USD) (2) 5,560,000 5,665
Total Türkiye (Cost $9,920) 10,098
UKRAINE 0.6%
Corporate Bonds 0.6%
Kernel Holding, 6.50%, 10/17/24 (USD)  5,745,000 5,312
Total Ukraine (Cost $5,491) 5,312
UNITED KINGDOM 3.3%
Bank Loans 1.5% (9)
CD&R Firefly Bidco , FRN, 3M EURIBOR + 4.50%, 8.363%,
6/21/28 (EUR)  6,420,000 6,865
CD&R Firefly Bidco , FRN, GBP SONIA + 5.75%, 10.95%,
6/21/28  4,670,000 5,902
ZPG, FRN, GBP SONIA + 5.50%, 10.70%, 7/31/28  1,250,000 1,586
14,353
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (2) 553,000 461
461
Corporate Bonds 1.8%
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (2) 18,250,000 17,817
17,817
Total United Kingdom (Cost $33,032) 32,631

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 54.8%
Asset-Backed Securities 13.0%
Apidos XXXII, Series 2019-32A, Class DR, CLO, FRN, 3M
TSFR + 2.75%, 8.093%, 1/20/33 (2) 2,110,000 2,110
Ares XXXVII, Series 2015-4A, Class CRR, CLO, FRN, 3M
TSFR + 2.75%, 8.08%, 10/15/30 (2) 1,780,000 1,769
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (2) 6,770,000 6,784
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 8.935%, 12/26/31 (2) 2,855,626 2,863
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (2) 206,189 204
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (2) 7,300,000 7,299
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (2) 9,290,000 8,608
CyrusOne Data Centers Issuer I, Series 2024-3A, Class A2,
4.65%, 5/20/49 (2) 8,820,000 7,981
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (2) 6,410,800 6,321
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (2) 4,283,175 4,080
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 35,546 34
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38 (2) 155,598 160
ExteNet , Series 2019-1A, Class B, 4.14%, 7/25/49 (2) 240,000 239
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (2) 2,101,800 2,037
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (2) 8,885,350 9,404
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (2) 1,606,292 1,460
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 1,222,200 1,050
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 9,885,225 9,923
Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.85%,
9/15/39 (2) 2,688,651 2,725
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 8.483%, 5/20/32 (2) 2,750,000 2,750
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (2) 5,153,264 5,239

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (2) 255,000 255
Post Road Equipment Finance, Series 2024-1A, Class E,
8.50%, 12/15/31 (2) 3,338,000 3,205
Progress Residential Trust, Series 2020-SFR3, Class F,
2.796%, 10/17/27 (2) 130,000 124
Regatta XIII Funding, Series 2018-2A, Class CR, CLO, FRN,
3M TSFR + 2.70%, 7/15/31 (2)(11) 5,340,000 5,340
Santander Bank Auto Credit-Linked Notes, Series 2023-A,
Class E, 10.068%, 6/15/33 (2) 125,961 128
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (2) 5,500,000 5,503
SCF Equipment Leasing, Series 2022-1A, Class F, 6.00%,
7/20/32 (2) 5,650,000 5,434
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (2) 3,300,000 3,268
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (2) 14,435,000 14,640
Sierra Timeshare Receivables Funding, Series 2021-1A, Class
D, 3.17%, 11/20/37 (2) 139,830 133
Sierra Timeshare Receivables Funding, Series 2023-3A, Class
D, 9.44%, 9/20/40 (2) 4,099,356 4,174
Sierra Timeshare Receivables Funding, Series 2024-1A, Class
D, 8.02%, 1/20/43 (2) 1,978,814 1,991
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 167,629 152
127,387
Bank Loans 12.9% (9)
Asurion , FRN, 1M TSFR + 4.25%, 9.694%, 8/19/28  19,684,499 19,515
Asurion , FRN, 1M TSFR + 5.25%, 10.708%, 1/31/28  185,904 173
Boxer Parent, FRN, 1M TSFR + 4.00%, 9.344%, 12/29/28  6,780,925 6,787
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.097%,
2/6/31  14,114,625 14,101
Chromalloy, FRN, 1M TSFR + 3.75%, 9.082%, 3/27/31  13,990,000 14,008
Cloud Software Group, FRN, 1M TSFR + 4.00%, 9.335%,
3/30/29  10,781,445 10,765
CMG Media, FRN, 3M TSFR + 3.50%, 8.935%, 12/17/26  1,454,961 1,151
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.829%, 1/18/28  9,834,999 9,435
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.944%, 10/9/29  6,457,578 6,482
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.958%, 9/6/25  6,725,501 6,616
NGL Energy Operating, FRN, 1M TSFR + 4.50%, 9.844%,
2/3/31  3,406,463 3,414
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.708%, 9/25/26  11,396,556 9,205
RFS OPCO, FRN, 1M TSFR + 5.00%, 10.335%, 4/4/31 (3) 6,280,000 6,217
Talen Energy Supply, FRN, 1M TSFR + 3.50%, 8.827%,
5/17/30  10,111,859 10,209

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Vistra Zero Operating, FRN, 1M TSFR + 2.75%, 8.094%,
4/30/31  7,561,050 7,591
William Morris Endeavor Entertainment, FRN, 1M TSFR +
2.75%, 8.208%, 5/18/25  730,044 731
126,400
Common Stocks 3.5%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (3)(6)
(7) 639 18
Booz Allen Hamilton Holding  61,343 9,441
Citigroup  109,886 6,973
Eli Lilly  6,441 5,832
Merck  53,382 6,609
Toll Brothers  64 7
Walmart  81,176 5,497
34,377
Convertible Bonds 4.6%
Coinbase Global, 0.25%, 4/1/30 (2) 10,260,000 9,920
Kobold Metals, Acquisition date: 3/6/24, Cost $3,705,
2/26/25 (3)(6)(7) 3,705,000 3,705
Royal Caribbean Cruises, 6.00%, 8/15/25  3,225,000 10,378
Southern, 4.50%, 6/15/27 (2) 9,201,000 9,305
Wolfspeed , 0.25%, 2/15/28  981,000 582
Wolfspeed , 1.875%, 12/1/29  19,595,000 10,917
44,807
Corporate Bonds 16.7%
AP Grange Holdings, Acquisition date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (3)(6)(7) 8,925,000 8,925
At Home Group, 4.875%, 7/15/28 (2) 210,000 85
CHS, 10.875%, 1/15/32 (2) 5,655,000 5,895
Cloud Software Group, 8.25%, 6/30/32 (2) 9,545,000 9,700
Cloud Software Group, 9.00%, 9/30/29 (1)(2) 7,175,000 6,960
Comstock Resources, 6.75%, 3/1/29 (2) 11,350,000 10,896
DISH DBS, 5.25%, 12/1/26 (2) 9,430,000 7,450
DISH DBS, 7.75%, 7/1/26  6,145,000 3,795
Gray Television, 10.50%, 7/15/29 (2) 9,320,000 9,378
Icahn Enterprises, 9.00%, 6/15/30 (2) 12,450,000 12,357
Jane Street Group, 7.125%, 4/30/31 (2) 21,045,000 21,519
Level 3 Financing, 10.50%, 5/15/30 (2) 4,700,000 4,671
Navient , 11.50%, 3/15/31  13,445,000 14,806
Neptune Bidco U.S., 9.29%, 4/15/29 (2) 17,130,000 16,445
Scientific Games Holdings, 6.625%, 3/1/30 (2) 4,300,000 4,192
Starwood Property Trust, 7.25%, 4/1/29 (2) 11,780,000 11,868
Tenneco, 8.00%, 11/17/28 (2) 8,828,000 8,033

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Venture Global LNG, 9.875%, 2/1/32 (2) 5,655,000 6,143
163,118
Municipal Securities 2.0%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 195
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25
( Prerefunded 7/1/24) (2)(12) 210,000 210
Port Beaumont Navigation Dist., Series B, 10.00%, 7/1/26 (2) 10,720,000 10,738
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 11,784,795 7,218
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  6,837 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 42
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  23,317 24
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,524 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,217 49
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (6)(14) 40,000 20
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (6)(14) 150,000 75
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  250,000 212
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  90,000 86
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 42
19,204
Non-U.S. Government Mortgage-Backed Securities 2.1%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 6.593%, 4/15/34 (2) 2,120,000 1,930

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Barclays Commercial Mortgage Trust, Series 2019-BWAY,
Class E, ARM, 1M TSFR + 2.964%, 8.293%, 11/15/34 (2) 120,000 1
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C,
ARM, 1M TSFR + 1.664%, 6.993%, 8/15/38 (2) 1,170,417 989
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 9.373%, 6/15/36 (2) 145,000 129
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29 (2) 83,007 81
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D,
ARM, 1M TSFR + 2.047%, 7.376%, 12/15/37 (2) 718,782 719
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E,
ARM, 1M TSFR + 2.447%, 7.776%, 12/15/37 (2) 2,912,500 2,907
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 115,000 63
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 70,000 25
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  28,810 29
Commercial Mortgage Trust, Series 2017-PANW, Class D,
ARM, 4.343%, 10/10/29 (2) 305,000 272
Finance of America HECM Buyout, Series 2022-HB1, Class
M3, ARM, 5.084%, 2/25/32 (2) 390,000 377
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C,
ARM, 1M TSFR + 2.44%, 7.769%, 5/15/37 (2) 7,195,000 7,177
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.823%, 3/10/50 (2) 220,000 171
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (2) 115,000 95
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 8.558%, 6/15/39 (2) 2,805,000 2,780
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (2) 150,000 111
Verus Securitization Trust, Series 2021-5, Class M1, CMO,
ARM, 2.331%, 9/25/66 (2) 3,270,000 2,224
20,080
Total United States (Cost $526,846) 535,373
SHORT-TERM INVESTMENTS 8.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.38% (15)(16) 18,836,104 18,836
18,836

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Obligations 7.0%
U.S. Treasury Bills, 6.091%, 8/22/24 (17) 68,020,000 67,508
67,508
Total Short-Term Investments (Cost $86,341) 86,344
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.38% (15)(16) 1,899,062 1,899
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,899
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.38% (15)(16) 9,332,055 9,332
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 9,332
Total Securities Lending Collateral (Cost $11,231) 11,231
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.6%
OTC Options Purchased 0.6%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY
Call, 9/5/24 @
JPY156.00 (6) 1 137,750 3,958
Barclays Bank
30 Year Interest
Rate Swap,
8/12/54 Pay Fixed
3.80% Annually,
Receive Variable
5.33% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 2 83,029 1,287

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest
Rate Swap,
8/13/54 Pay Fixed
3.80% Annually,
Receive Variable
5.33% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 11,638 183
Goldman Sachs
30 Year Interest
Rate Swap,
8/13/54 Pay Fixed
3.80% Annually,
Receive Variable
5.33% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 5,819 92
Morgan Stanley
2 Year Interest
Rate Swap,
7/2/26 Pay Fixed
4.75% Annually,
Receive Variable
5.33% (SOFR)
Annually, 6/28/24
@ 4.75%* (6) 1 752,445 —
Morgan Stanley
30 Year Interest
Rate Swap,
8/12/54 Pay Fixed
3.80% Annually,
Receive Variable
5.33% (SOFR)
Annually, 8/8/24 @
3.80%* (6) 1 5,819 90
Morgan Stanley
30 Year Interest
Rate Swap,
8/13/54 Pay Fixed
3.80% Annually,
Receive Variable
5.33% (SOFR)
Annually, 8/9/24 @
3.80%* (6) 1 11,638 183
Total Options Purchased (Cost $5,108) 5,793
Total Investments in Securities
100.0% of Net Assets
(Cost $966,952) $ 976,829

T. ROWE PRICE Dynamic Credit Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) See Note 4 . All or a portion of this security is on loan at June 30, 2024.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $424,191 and represents 43.4% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $12,680 and represents 1.3% of net assets.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) All or a portion of this loan is unsettled as of June 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Prerefunded date is used in determining portfolio maturity.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Seven-day yield
(16) Affiliated Companies
(17) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Dynamic Credit Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
ILS Israeli Shekel
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
OTC Over-the-counter
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.4)%
OTC Options Written (0.4)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY Call, 9/5/24 @
JPY160.00 1 137,750 (1,944)
Barclays Bank
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/8/24 @ 4.20%* 1 62,968 (394)
Barclays Bank
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/9/24 @ 4.20%* 1 111,577 (696)
Goldman Sachs
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/9/24 @ 4.20%* 1 54,930 (343)
Morgan Stanley
2 Year Interest Rate Swap,
8/12/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/8/24 @ 4.20%* 1 57,333 (358)
Morgan Stanley
2 Year Interest Rate Swap,
8/13/26 Pay Fixed 4.20%
Annually, Receive Variable
5.33% (SOFR) Annually,
8/9/24 @ 4.20%* 1 111,577 (696)
Total Options Written (Premiums $(2,288)) $ (4,431)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (0.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold (0.1)%
Mexico (0.1)%
Morgan Stanley, Protection
Sold (Relevant Credit: Petroleos
Mexicanos , B3*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) * 9,563 (1,300) (1,810) 510
Total Mexico (1,810) 510
Total Bilateral Credit Default Swaps, Protection
Sold (1,810) 510
Total Return Swaps 0.1%
United States 0.1%
JPMorgan Chase, Pay Underlying
Reference: Amazon.com at Maturity,
Receive Variable 4.607% (SOFR +
(0.75)%) at Maturity, 9/20/24 * 3,529 159 — 159
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.607% (SOFR + (0.75)%) at
Maturity, 9/20/24 * 19,423 501 (112) 613
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity,
Receive Variable 4.607% (SOFR +
(0.75)%) at Maturity, 9/20/24 * 6,063 231 — 231
Total United States (112) 1,003
Total Bilateral Total Return Swaps (112) 1,003
Interest Rate Swaps 0.0%
Brazil 0.0%
Morgan Stanley, 9 Year Interest Rate
Swap, Pay Fixed 11.590% at Maturity,
Receive Variable 10.40%, (BRL CDI) at
Maturity, 1/3/33 96,830 336 — 336
Morgan Stanley, 9 Year Interest Rate
Swap, Pay Fixed 11.615% at Maturity,
Receive Variable 10.40%, (BRL CDI) at
Maturity, 1/3/33 23,693 79 — 79
Total Brazil — 415
Total Bilateral Interest Rate Swaps — 415
Total Bilateral Swaps (1,922) 1,928

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.5)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (192) (58) (134)
Total Canada (134)
France 0.0%
Protection Bought (Relevant Credit:
Societe Generale ), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/29 8,028 14 164 (150)
Total France (150)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 10,262 (42) 270 (312)
Total Oman (312)
Spain 0.1%
Protection Bought (Relevant Credit:
Grifols ), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 22,085 1,192 1,778 (586)
Total Spain (586)
United States (0.6)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/29 17,728 (1,293) (337) (956)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 915 (106) (85) (21)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 (39) (6) (33)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 11,761 (1,743) (1,581) (162)
Protection Bought (Relevant Credit:
Nova Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 13,114 (1,659) (669) (990)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 18,010 (1,146) 52 (1,198)
Total United States (3,360)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (4,542)
Credit Default Swaps, Protection Sold (0.0)%
Israel (0.0)%
Protection Sold (Relevant Credit: Teva
Pharmaceutical Industries, Ba2*),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/28 (USD) 5,447 (12) (517) 505
Total Israel 505
Mexico (0.1)%
Protection Sold (Relevant Credit:
Petroleos Mexicanos , B3*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 (USD) 13,050 (1,773) (2,217) 444
Total Mexico 444
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 459 81 74 7
Total Spain 7
United States 0.1%
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 240 5 3 2
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S42, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/29 11,000 703 731 (28)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/27 814 16 5 11
Total United States (15)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 941

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.1)%
Canada (0.1)%
5 Year Interest Rate Swap, Receive
Fixed 3.274% Semi-Annually, Pay
Variable 4.780% (CORRA) Semi-
Annually, 6/14/29 146,480 (843) — (843)
5 Year Interest Rate Swap, Receive
Fixed 3.297% Semi-Annually, Pay
Variable 4.780% (CORRA) Semi-
Annually, 6/14/29 146,480 (731) — (731)
30 Year Interest Rate Swap, Pay Fixed
3.236% Semi-Annually, Receive Variable
4.780% (CORRA) Semi-Annually,
6/15/54 35,418 646 — 646
30 Year Interest Rate Swap, Pay Fixed
3.257% Semi-Annually, Receive Variable
4.780% (CORRA) Semi-Annually,
6/15/54 35,418 543 — 543
Total Canada (385)
Mexico 0.0%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.245% (MXIBTIIE) 28 Days, 4/15/43 17,475 90 — 90
Total Mexico 90
United States (0.0)%
30 Year Interest Rate Swap, Pay Fixed
3.882% Annually, Receive Variable
5.406% (SOFR) Annually, 11/24/53 4,574 (59) — (59)
Total United States (59)
Total Centrally Cleared Interest Rate Swaps (354)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.1)%
United States (0.1)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 94,500 (517) — (517)
Total United States (517)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (517)
Total Centrally Cleared Swaps (4,472)
Net payments (receipts) of variation margin to date 4,723
Variation margin receivable (payable) on centrally cleared swaps $ 251
* Credit ratings as of June 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(113).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/12/24 USD 1,168 MXN 19,464 $ 107
Bank of America 7/12/24 ZAR 188,596 USD 10,276 79
Bank of America 7/19/24 JPY 1,797,275 USD 11,672 (465)
Bank of America 7/19/24 USD 27,262 JPY 4,156,440 1,343
Bank of America 8/16/24 EUR 8,445 USD 9,216 (150)
Bank of America 8/16/24 USD 9,196 CHF 8,240 (31)
Barclays Bank 7/5/24 TWD 871,510 USD 27,088 (233)
Barclays Bank 7/12/24 USD 8,903 MXN 157,215 329
Barclays Bank 8/23/24 EUR 622 USD 678 (10)
Barclays Bank 8/23/24 USD 1,035 GBP 814 6
BNY Mellon 7/19/24 CHF 21,010 USD 23,366 80
BNY Mellon 8/23/24 USD 18,998 EUR 17,585 114
Canadian Imperial Bank
of Commerce 7/12/24 USD 9,275 MXN 158,070 654
Citibank 7/12/24 USD 13,540 ZAR 248,468 (102)
Citibank 7/18/24 ILS 153,125 USD 41,193 (620)
Citibank 7/18/24 USD 54,797 ILS 205,360 382
Citibank 7/19/24 JPY 2,244,785 USD 14,607 (608)
Citibank 8/23/24 EUR 7,100 USD 7,736 (111)
Citibank 8/23/24 USD 4,802 EUR 4,414 62
Deutsche Bank 7/12/24 ZAR 82,147 USD 4,433 77
Deutsche Bank 8/16/24 USD 9,223 EUR 8,445 157
Goldman Sachs 7/5/24 USD 17,763 TWD 562,135 441
Goldman Sachs 7/19/24 JPY 1,230,540 USD 7,946 (273)
Goldman Sachs 8/23/24 USD 11,126 EUR 10,175 199
HSBC Bank 7/12/24 MXN 838 USD 45 —
HSBC Bank 7/19/24 JPY 4,156,440 USD 26,817 (898)
HSBC Bank 7/19/24 USD 19,384 JPY 3,098,890 59
HSBC Bank 8/23/24 EUR 3,124 USD 3,399 (44)
JPMorgan Chase 7/19/24 JPY 1,816,535 USD 11,948 (620)
Morgan Stanley 7/5/24 USD 9,687 TWD 309,290 156
Morgan Stanley 7/12/24 USD 16,157 ZAR 295,905 (90)
Morgan Stanley 8/23/24 USD 5,852 GBP 4,600 34
RBC Dominion
Securities 7/12/24 MXN 315,080 USD 18,340 (1,156)
RBC Dominion
Securities 8/23/24 GBP 175 USD 223 (1)
Standard Chartered 7/19/24 JPY 1,229,330 USD 7,995 (329)
State Street 7/19/24 USD 27,499 JPY 4,150,914 1,614
State Street 8/23/24 EUR 1,115 USD 1,213 (16)
UBS Investment Bank 7/19/24 USD 23,146 CHF 21,010 (300)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/19/24 USD 27,564 JPY 4,167,551 $ 1,575
UBS Investment Bank 8/16/24 CHF 8,240 USD 9,279 (51)
UBS Investment Bank 8/23/24 EUR 1,095 USD 1,195 (19)
UBS Investment Bank 8/23/24 USD 27,640 EUR 25,327 442
Wells Fargo 7/18/24 ILS 52,240 USD 14,045 (203)
Wells Fargo 9/4/24 USD 27,577 BRL 144,580 1,911
Net unrealized gain (loss) on open forward
currency exchange contracts $ 3,491

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 80 DAX Performance Index contracts 9/24 (39,418) $ (286)
Short, 369 Euro BTP contracts 9/24 (45,561) 506
Short, 351 Euro OAT contracts 9/24 (46,281) 256
Short, 74 Government of Japan ten year bond
contracts 9/24 (65,707) 41
Long, 207 U.S. Treasury Notes ten year contracts 9/24 22,767 200
Net payments (receipts) of variation margin to date (855)
Variation margin receivable (payable) on open futures contracts $ (138)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 873++
Totals $ —# $ — $ 873+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 100,498  ¤  ¤ $ 30,067
Total $ 30,067^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $873 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $30,067.

T. ROWE PRICE Dynamic Credit Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $966,952) $ 976,829
Interest and dividends receivable 11,776
Unrealized gain on forward currency exchange contracts 9,821
Cash 5,058
Foreign currency (cost $4,914) 4,915
Unrealized gain on bilateral swaps 1,928
Due from affiliates 406
Receivable for investment securities sold 331
Variation margin receivable on centrally cleared swaps 251
Receivable for shares sold 109
Other assets 590
Total assets 1,012,014
Liabilities
Obligation to return securities lending collateral 11,231
Payable for investment securities purchased 10,150
Unrealized loss on forward currency exchange contracts 6,330
Options written (premiums $2,288) 4,431
Bilateral swap premiums received 1,922
Investment management fees payable 398
Payable for shares redeemed 395
Variation margin payable on futures contracts 138
Payable to directors 1
Other liabilities 96
Total liabilities 35,092
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 976,922

T. ROWE PRICE Dynamic Credit Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (12,023)
Paid-in capital applicable to 110,915,991 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 988,945
NET ASSETS $ 976,922
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $19,267; Shares outstanding: 2,185,577) $ 8.82
I Class
(Net assets: $31,352; Shares outstanding: 3,559,046) $ 8.81
Z Class
(Net assets: $926,303; Shares outstanding: 105,171,368) $ 8.81

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest $ 36,196
Dividend 1,126
Securities lending 80
Total income 37,402
Expenses
Investment management 2,315
Shareholder servicing
Investor Class $ 25
I Class 4 29
Prospectus and shareholder reports
Investor Class 1
Z Class 4 5
Custody and accounting 135
Legal and audit 26
Registration 21
Directors 2
Miscellaneous 23
Waived / paid by Price Associates (2,401)
Total expenses 155
Net investment income 37,247

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 13,266
Futures (45)
Swaps (6,447)
Options written 2,633
Forward currency exchange contracts (8,390)
Foreign currency transactions (52)
Net realized gain 965
Change in net unrealized gain / loss
Securities (15,013)
Futures 4,492
Swaps 648
Options written (2,919)
Forward currency exchange contracts 5,957
Other assets and liabilities denominated in foreign currencies 223
Change in net unrealized gain / loss (6,612)
Net realized and unrealized gain / loss (5,647)
INCREASE IN NET ASSETS FROM OPERATIONS $ 31,600

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 37,247 $ 14,716
Net realized gain (loss) 965 (24,885)
Change in net unrealized gain / loss (6,612) 17,698
Increase in net assets from operations 31,600 7,529
Distributions to shareholders
Net earnings
Investor Class (611) (1,834)
I Class (1,035) (656)
Z Class (32,474) (11,355)
Decrease in net assets from distributions (34,120) (13,845)
Capital share transactions
*
Shares sold
Investor Class 6,700 20,122
I Class 7,189 29,431
Z Class 84,219 859,238
Distributions reinvested
Investor Class 596 701
I Class 1,023 648
Z Class 32,327 11,501
Shares redeemed
Investor Class (6,132) (31,503)
I Class (6,161) (6,083)
Z Class (49,199) (4,221)
Increase in net assets from capital share
transactions 70,562 879,834

T. ROWE PRICE Dynamic Credit Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 68,042 873,518
Beginning of period 908,880 35,362
End of period $ 976,922 $ 908,880
*Share information (000s)
Shares sold
Investor Class 759 2,270
I Class 814 3,314
Z Class 9,511 96,750
Distributions reinvested
Investor Class 68 79
I Class 116 73
Z Class 3,668 1,303
Shares redeemed
Investor Class (695) (3,590)
I Class (699) (685)
Z Class (5,579) (482)
Increase in shares outstanding 7,963 99,032

T. ROWE PRICE Dynamic Credit Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has three classes of shares: the Dynamic
Credit Fund (Investor Class), the Dynamic Credit Fund–I Class (I Class) and
the Dynamic Credit Fund–Class Z (Class Z). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Dynamic Credit Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Dynamic Credit Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Dynamic Credit Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing

T. ROWE PRICE Dynamic Credit Fund

sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 282,046 $ — $ 282,046
Bank Loans — 137,076 6,217 143,293
Common Stocks 41,786 — 18 41,804
Convertible Bonds — 54,527 3,705 58,232
Corporate Bonds — 334,391 13,663 348,054
Private Investment Company
2
— — — 32
Short-Term Investments 18,836 67,508 — 86,344
Securities Lending Collateral 11,231 — — 11,231
Options Purchased — 5,793 — 5,793
Total Securities 71,853 881,341 23,603 976,829
Swaps* — 3,554 — 3,554
Forward Currency Exchange
Contracts — 9,821 — 9,821
Futures Contracts* 1,003 — — 1,003
Total $ 72,856 $ 894,716 $ 23,603 $ 991,207
Liabilities
Options Written $ — $ 4,431 $ — $ 4,431
Swaps* — 8,020 — 8,020
Forward Currency Exchange
Contracts — 6,330 — 6,330
Futures Contracts* 286 — — 286
Total $ 286 $ 18,781 $ — $ 19,067
1
Includes Asset-Backed Securities, Government Bonds, Municipal Securities and Non-
U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled less than $1,000 for the six months ended June 30, 2024.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/24
Investment in Securities
Bank Loans $ — $ — $ 6,217 $ 6,217
Common Stocks 16 2 — 18
Convertible Bonds — — 3,705 3,705
Corporate Bonds — 118 13,545 13,663
Total $ 16 $ 120 $ 23,467 $ 23,603

T. ROWE PRICE Dynamic Credit Fund

against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Dynamic Credit Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Futures,
Securities^ $ 4,532
Foreign exchange derivatives Forwards, Securities^ 13,779
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 1,860
^
,*
Total $ 20,171
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 517
Interest rate derivatives Centrally Cleared Swaps, Options
Written 4,120
Foreign exchange derivatives Forwards, Options Written 8,274
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 5,870
Equity derivatives Futures 286
Total $ 19,067
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,243 $ 1,243
Interest rate
derivatives 3,438 — (833) — (7,399) (4,794)
Foreign
exchange
derivatives (1,338) — — (8,390) — (9,728)
Credit
derivatives (2,481) — — — (291) (2,772)
Equity
derivatives (4,145) 2,633 788 — — (724)
Total $ (4,526) $ 2,633 $ (45) $ (8,390) $ (6,447) $ (16,775)

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 262 $ 262
Interest rate
derivatives (2,566) (994) 4,653 — 766 1,859
Foreign
exchange
derivatives 3,778 (1,149) — 5,957 — 8,586
Credit
derivatives — — — — (380) (380)
Equity
derivatives 1,539 (776) (161) — — 602
Total $ 2,751 $ (2,919) $ 4,492 $ 5,957 $ 648 $ 10,929
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $28,073,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Dynamic Credit Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less than
$0)
Counterparty Assets Liabilities
Bank of America $ 5,487 $ (2,590) $ 2,897 $ (2,592) $ 305
Barclays Bank 1,805 (1,333) 472 — 472
BNY Mellon 194 — 194 (350) —
Canadian Imperial
Bank of Commerce 654 — 654 (700) —
Citibank 444 (1,441) (997) 886 —
Deutsche Bank 234 — 234 (260) —
Goldman Sachs 732 (616) 116 — 116
HSBC Bank 59 (942) (883) 896 13
JPMorgan Chase 891 (620) 271 191 462
Morgan Stanley 878 (2,444) (1,566) 1,800 234
RBC Dominion
Securities — (1,157) (1,157) 1,100 —
Standard Chartered — (329) (329) 262 —
State Street 1,614 (16) 1,598 (1,405) 193
UBS Investment
Bank 2,017 (370) 1,647 (1,713) —
Wells Fargo 1,911 (203) 1,708 (1,440) 268
Total $ 16,920 $ (12,061)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 11% and 19% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/

T. ROWE PRICE Dynamic Credit Fund

or interest rates, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 18% and
30% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;

T. ROWE PRICE Dynamic Credit Fund

possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 39% and 159% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE Dynamic Credit Fund

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2024, the notional amount of protection sold by the fund totaled $40,606,000 (4.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Dynamic Credit Fund

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 57% and
135% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Dynamic Credit Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate

T. ROWE PRICE Dynamic Credit Fund

loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash

T. ROWE PRICE Dynamic Credit Fund

collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $10,895,000; the value of cash collateral and related investments was $11,231,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,028,935,000 and $818,955,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$16,618,000 of available capital loss carryforwards.

T. ROWE PRICE Dynamic Credit Fund

At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $960,843,000. Net unrealized gain aggregated
$9,081,000 at period-end, of which $37,441,000 related to appreciated investments and $28,360,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Dynamic Credit Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $739,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class I Class Class Z
Expense limitation/I Class Limit 0.63% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $(19) $(3) $(2,379)

T. ROWE PRICE Dynamic Credit Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $64,000 for
Price Associates and $17,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Dynamic Credit Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Dynamic Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Dynamic Credit Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2023, the fund lagged its benchmark for certain performance periods and the fund’s total returns ranked in the fourth quartile for certain periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods and the primary reasons for such results. The
Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dynamic Credit Fund

that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dynamic Credit Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Dynamic Credit Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1175-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dynamic Credit Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024